Quarterly Holdings Report
for
Fidelity® High Dividend ETF
April 30, 2021
T17-QTLY-0621
1.9880050.104

Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.5%
	Shares	Value
COMMUNICATION SERVICES – 3.6%
Diversified Telecommunication Services – 1.0%
AT&T, Inc.	109,702	$ 3,445,740
Lumen Technologies, Inc.	144,850	1,858,426
Verizon Communications, Inc.	60,242	3,481,385
		8,785,551
Entertainment – 0.2%
Activision Blizzard, Inc.	23,139	2,110,045
Media – 2.4%
Cable One, Inc.	824	1,474,960
Comcast Corp. Class A	65,987	3,705,170
Fox Corp. Class A	57,018	2,133,614
News Corp. Class A	85,317	2,234,879
Nexstar Media Group, Inc. Class A	13,463	1,984,581
Omnicom Group, Inc.	26,779	2,202,841
Sirius XM Holdings, Inc. (a)	270,732	1,651,465
The Interpublic Group of Cos., Inc.	66,439	2,109,438
The New York Times Co. Class A	32,705	1,485,134
ViacomCBS, Inc. Class B	35,268	1,446,693
		20,428,775
TOTAL COMMUNICATION SERVICES		31,324,371
CONSUMER DISCRETIONARY – 6.0%
Automobiles – 0.4%
Ford Motor Co. (b)	298,634	3,446,237
Distributors – 0.5%
Genuine Parts Co. (a)	31,094	3,885,817
Hotels, Restaurants & Leisure – 1.1%
McDonald's Corp.	21,151	4,993,328
Starbucks Corp.	40,198	4,602,269
		9,595,597
Household Durables – 0.7%
Berkeley Group Holdings PLC	49,366	3,162,542
Newell Brands, Inc.	116,313	3,135,798
		6,298,340
Multiline Retail – 0.5%
Target Corp.	20,583	4,266,033
Specialty Retail – 1.4%
Lowe's Cos., Inc.	24,245	4,758,081
The Home Depot, Inc.	21,007	6,799,336
		11,557,417
Textiles, Apparel & Luxury Goods – 1.4%
Hanesbrands, Inc.	194,731	4,101,035
NIKE, Inc. Class B	33,145	4,395,690
VF Corp.	40,037	3,509,643
		12,006,368
TOTAL CONSUMER DISCRETIONARY		51,055,809
CONSUMER STAPLES – 12.1%
Beverages – 3.8%
PepsiCo, Inc.	109,593	15,798,927

	Shares	Value

The Coca-Cola Co.	309,340	$ 16,698,173
		32,497,100
Household Products – 2.1%
The Procter & Gamble Co.	137,686	18,370,066
Tobacco – 6.2%
Altria Group, Inc.	305,500	14,587,625
British American Tobacco PLC	305,453	11,342,584
Japan Tobacco, Inc.	557,000	10,415,882
Philip Morris International, Inc.	171,792	16,320,240
		52,666,331
TOTAL CONSUMER STAPLES		103,533,497
ENERGY – 9.9%
Oil, Gas & Consumable Fuels – 9.9%
Chevron Corp.	179,767	18,528,585
Exxon Mobil Corp.	349,904	20,028,505
Kinder Morgan, Inc.	917,470	15,642,863
ONEOK, Inc.	303,417	15,880,846
The Williams Cos., Inc.	595,213	14,499,389
TOTAL ENERGY		84,580,188
FINANCIALS – 19.4%
Banks – 10.3%
Bank of America Corp.	474,317	19,224,068
Citigroup, Inc.	207,510	14,783,012
JPMorgan Chase & Co.	136,769	21,036,440
US Bancorp	253,178	15,026,114
Wells Fargo & Co.	402,168	18,117,669
		88,187,303
Capital Markets – 1.6%
The Blackstone Group, Inc. Class A	157,877	13,970,536
Insurance – 3.2%
MetLife, Inc.	219,867	13,990,137
Prudential Financial, Inc.	132,531	13,300,811
		27,290,948
Mortgage Real Estate Investment Trusts (REITs) – 2.9%
AGNC Investment Corp.	639,169	11,460,300
Starwood Property Trust, Inc.	521,347	13,461,180
		24,921,480
Thrifts & Mortgage Finance – 1.4%
New York Community Bancorp, Inc.	967,550	11,571,898
TOTAL FINANCIALS		165,942,165
HEALTH CARE – 6.4%
Biotechnology – 2.3%
AbbVie, Inc.	64,371	7,177,366
Amgen, Inc.	27,029	6,477,230
Gilead Sciences, Inc.	89,213	5,662,349
		19,316,945
Pharmaceuticals – 4.1%
Bristol-Myers Squibb Co.	102,799	6,416,714

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
GlaxoSmithKline PLC	281,487	$ 5,220,863
Johnson & Johnson	58,500	9,519,705
Merck & Co., Inc.	89,960	6,702,020
Pfizer, Inc.	199,145	7,696,954
		35,556,256
TOTAL HEALTH CARE		54,873,201
INDUSTRIALS – 2.0%
Aerospace & Defense – 0.5%
General Dynamics Corp.	4,435	843,670
Lockheed Martin Corp.	2,677	1,018,759
Northrop Grumman Corp.	2,435	863,061
Raytheon Technologies Corp.	14,523	1,208,895
		3,934,385
Air Freight & Logistics – 0.2%
United Parcel Service, Inc. Class B	6,621	1,349,757
Commercial Services & Supplies – 0.1%
Waste Management, Inc.	6,392	881,904
Construction & Engineering – 0.1%
ACS Actividades de Construccion y Servicios S.A.	16,140	527,118
Electrical Equipment – 0.2%
Eaton Corp. PLC	6,185	884,022
Emerson Electric Co.	8,979	812,510
		1,696,532
Industrial Conglomerates – 0.5%
3M Co.	5,672	1,118,178
CK Hutchison Holdings Ltd.	72,000	590,510
General Electric Co.	87,753	1,151,319
Honeywell International, Inc.	5,893	1,314,375
Jardine Matheson Holdings Ltd.	8,353	561,656
		4,736,038
Machinery – 0.3%
Caterpillar, Inc.	5,261	1,200,087
Illinois Tool Works, Inc.	3,950	910,317
PACCAR, Inc.	7,020	630,957
		2,741,361
Road & Rail – 0.1%
Union Pacific Corp.	5,717	1,269,688
TOTAL INDUSTRIALS		17,136,783
INFORMATION TECHNOLOGY – 20.2%
Communications Equipment – 1.1%
Cisco Systems, Inc.	189,903	9,667,962
IT Services – 3.9%
International Business Machines Corp.	61,564	8,734,700
Mastercard, Inc. Class A	30,779	11,759,425
Visa, Inc. Class A	54,674	12,769,659
		33,263,784

	Shares	Value

Semiconductors & Semiconductor Equipment – 3.9%
Broadcom, Inc.	18,514	$ 8,446,087
Intel Corp.	162,153	9,328,662
QUALCOMM, Inc.	52,328	7,263,126
Texas Instruments, Inc.	48,000	8,664,480
		33,702,355
Software – 4.9%
Microsoft Corp.	141,139	35,592,433
NortonLifelock, Inc.	270,332	5,841,875
		41,434,308
Technology Hardware, Storage & Peripherals – 6.4%
Apple, Inc.	291,215	38,283,124
HP, Inc.	246,820	8,419,030
Seagate Technology PLC	87,176	8,093,420
		54,795,574
TOTAL INFORMATION TECHNOLOGY		172,863,983
MATERIALS – 9.4%
Chemicals – 6.1%
Air Products & Chemicals, Inc.	35,270	10,174,690
Clariant AG (b)	397,830	8,337,833
Dow, Inc.	169,036	10,564,750
Linde PLC (b)	44,747	12,790,482
LyondellBasell Industries N.V. Class A	100,776	10,454,502
		52,322,257
Containers & Packaging – 2.3%
Amcor PLC	805,515	9,464,801
International Paper Co.	176,228	10,221,224
		19,686,025
Metals & Mining – 1.0%
Fortescue Metals Group Ltd.	490,970	8,567,254
TOTAL MATERIALS		80,575,536
REAL ESTATE – 10.5%
Equity Real Estate Investment Trusts (REITs) – 10.5%
American Tower Corp.	33,583	8,555,941
Crown Castle International Corp.	43,731	8,267,783
Iron Mountain, Inc.	180,691	7,249,323
Omega Healthcare Investors, Inc.	157,451	5,983,138
Prologis, Inc.	68,848	8,022,858
Public Storage	27,739	7,799,097
Simon Property Group, Inc.	67,704	8,242,285
Ventas, Inc.	126,470	7,014,026
VEREIT, Inc.	158,238	7,570,106
Vornado Realty Trust	154,185	7,053,964
Welltower, Inc.	100,307	7,526,034
WP Carey, Inc.	86,715	6,494,086
TOTAL REAL ESTATE		89,778,641
TOTAL COMMON STOCKS (Cost $723,767,462)		851,664,174
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Money Market Funds – 0.5%
	Shares	Value
Fidelity Cash Central Fund, 0.04% (c)	2,366,775	$ 2,367,248
Fidelity Securities Lending Cash Central Fund, 0.04% (c)(d)	1,902,060	1,902,250
TOTAL MONEY MARKET FUNDS (Cost $4,269,498)		4,269,498
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $728,036,960)		855,933,672
NET OTHER ASSETS (LIABILITIES) (e) – (0.0%)		(400,892)
NET ASSETS – 100.0%		$ 855,532,780

Legend
(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $176,000 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P 500 Index Future Contracts (United States)	16	June 2021	$3,339,520	$66,344	$66,344
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 848
Fidelity Securities Lending Cash Central Fund	14,175
Total	$15,023
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Quarterly Report	4

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	6

7	Quarterly Report